                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager:   Salzman & Co., Inc.
Business Address:                           411 West Putnam Avenue
                                            Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen B. Salzman
Title:   CEO/President
Phone:   203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman            Greenwich, CT            February 9, 2010

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 12/31/2009

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total: $296,915 (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE


         COLUMN 1          COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------- ---------- --------- -------- ------------------- --------- -------- -----------------
                                                                                                VOTING AUTHORITY
         NAME OF           TITLE OF              VALUE  SHARES / SH / PUT / INVESTMNT   OTHER  -----------------
         ISSUER              CLASS     CUSIP   (x$1000)  PRN AMT PRN  CALL   DISCRETN   MGRS     SOLE  SHRD NONE
------------------------- ---------- --------- -------- -------- ---- ----- --------- -------- ------- ---- ----
     AUTOMATIC DATA
     PROCESSING INC           COM    053015103   28611    668179  SH           SOLE             668179
     BANK OF AMERICA
       CORPORATION            COM    060505104   48597   3226900  SH           SOLE            3226900
      CARNIVAL CORP       PAIRED CTF 143658300   13116    413900  SH           SOLE             413900
  COSTCO WHSL CORP NEW        COM    22160K105    8123    137290  SH           SOLE             137290
     DISNEY WALT CO       COM DISNEY 254687106   11968    371100  SH           SOLE             371100
         DIRECTV              COM
                             CL A    25490A101   23712    711000  SH           SOLE             711000
       EXELON CORP            COM    30161N101    5434    111200  SH           SOLE             111200
       HASBRO INC             COM    418056107   17918    558900  SH           SOLE             558900
HERTZ GLOBAL HOLDINGS INC     COM    42805T105   14055   1179086  SH           SOLE            1179086
MARTIN MARIETTA MATLS INC     COM    573284106   10296    115157  SH           SOLE             115157
     MCDONALDS CORP           COM    580135101   11729    187850  SH           SOLE             187850
 METROPCS COMMUNICATIONS
           INC                COM    591708102    3779    495300  SH           SOLE             495300

      OWENS ILL INC         COM NEW  690768403    9315    283400  SH           SOLE             283400
       PAYCHEX INC            COM    704326107   13191    430500  SH           SOLE             430500
PRECISION CASTPARTS CORP      COM    740189105    8000     72493  SH           SOLE              72493
   PROCTOR & GAMBLE CO        COM    742718109    6572    108400  SH           SOLE             108400
  PROGRESSIVE CORP OHIO       COM    743315103    9613    534356  SH           SOLE             534356
 SCHWAB CHARLES CORP NEW      COM    808513105    6039    320883  SH           SOLE             320883
       SYSCO CORP             COM    871829107   10212    365500  SH           SOLE             365500
       WALGREEN CO            COM    931422109   18562    505500  SH           SOLE             505500
  WELLS FARGO & CO NEW        COM    949746101   18073    669600  SH           SOLE             669600